Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles as applied in the United States (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for financial information.
On November 14, 2024, the Company effected a reverse stock split of the Company’s issued and outstanding Common Shares, by a ratio of 20-to-1 (the “Reverse Stock Split”). Accordingly, all Common Shares, stock options, warrants, as well as per share information, for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this Reverse Stock Split.

Discontinued Operations
Discontinued Operations
On March 4, 2026, the Company’s board of directors ratified, confirmed and approved the decision of the board members of BayMedica to wind down and exit BayMedica’s commercial operations business segment (“commercial operations”), which is the only revenue-generating commercial operations of the Company. BayMedica substantially completed the wind down and exit prior to the end of its fiscal year ending June 30, 2026. Following the wind down of commercial operations, the Company’s remaining activities have consisted of preclinical development of its Product Candidates, including INM-901 for Alzheimer’s disease and INM-089 for dry Age-related Macular Degeneration, or dry AMD, and INM-755 (cannabinol) cream.
In connection with the wind down of commercial operations, BayMedica incurred severance and other employee-related costs of approximately $555,000 and expects to incur additional related expenditures of approximately $120,000 through the end of the year. These expenditures were reduced by the profits from the sale of BayMedica’s products prior to the completion of operational wind down.
The estimates of the charges and costs that BayMedica expected to incur, and the timing thereof, as well as its revenue expectations, are subject to a number of assumptions and actual results may differ materially from those described above. In addition, BayMedica may incur other charges or cash expenditures not currently contemplated due to unanticipated events that may occur as a result of or in connection with the wind down of its commercial operations.
Refer to Note 3 for additional information on discontinued operations. All other notes to these consolidated financial statements present the results of continuing operations and exclude amounts related to discontinued operations for all periods presented. Prior periods have been recasted for discontinued operations.

Use of Estimates
Use of Estimates
The preparation of financial statements in compliance with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities as of the balance sheet date, and the corresponding revenues and expenses for the periods reported. It also requires management to exercise judgment in applying the Company’s accounting policies. In the future, actual experience may differ from these estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to these consolidated financial statements are the application of the going concern assumptions, determining the fair value of share-based payments, income tax provisions, warrant valuations, and the assumptions used in the determination of research & development accruals.
Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries, InMed Pharmaceutical Ltd; BayMedica, LLC; Biogen Sciences Inc.; and Sweetnam Consulting Inc. Biogen

Sciences Inc. and Sweetnam Consulting Inc. are inactive subsidiaries. A subsidiary is an entity that the Company controls, either directly or indirectly, where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All inter-company transactions and balances including unrealized income and expenses arising from intercompany transactions are eliminated in preparing these consolidated financial statements.

Foreign Currency
Foreign Currency
The functional currency of the Company and its subsidiaries is the U.S. Dollar. These consolidated financial statements are presented in U.S. Dollars. References to “$” and “US$” are to United States (“U.S.”) dollars and references to “C$” are to Canadian dollars.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash-on-hand, demand deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less when acquired that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. As of June 30, 2026 and 2025, the Company held nil and $4.6 million, respectively, of cash equivalents in a money market fund that is considered Level 1 in the financial instruments hierarchy due to the readily available quoted prices in active markets for identical instruments.

Short-term Investments
Short-term Investments
Short-term investments include fixed and variable rate guaranteed investment certificates, with terms greater than three months and less than twelve months. Due to the short-term nature of these investments the fair value of the investments approximates the current value. Guaranteed investment certificates are convertible to known amounts of cash and are subject to an insignificant risk of change in value.

Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Canadian Deposit Insurance Corporation (“CDIC”) insurable limits. The Company has not experienced any losses related to these balances. The uninsured cash balance as of June 30, 2026, was $1.8 million. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Property, Equipment and ROU Assets, Net
Property, Equipment and ROU Assets, Net
Computer equipment, lab equipment and furnishings are recorded at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of computer equipment, lab equipment and furnishings comprise their purchase price. The computer equipment, lab equipment and furnishings are reviewed at least once per year for impairment. Equipment and furniture are depreciated using the straight-line method based on their estimated useful lives as follows:

•	Computer equipment — 5 years

•	Lab equipment — 6 — 10 years
Computer equipment and lab equipment, acquired or disposed of during the year, are depreciated proportionately for the period they are in use.
The right-of-use assets are initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received. The assets are amortized to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use
assets are periodically reduced by impairment losses, if any, and adjusted for certain re-measurements
of the lease liability (see Note 2 Lease).
Property, equipment and ROU assets consisted of the following:

	June 30, 2026	June 30, 2025
	$	$
Right-of-Use Assets (leases)	400,353	1,901,468
Equipment	410,335	429,091

Property and equipment	810,688	2,330,559
Less: accumulated depreciation and amortization	(373,290)	(1,338,360)
Less: loss on disposal of equipment	(7,136)	—
Less: impairment of equipment	(189,225)	—
Less: held for sale equipment	(20,000)	—

Property, equipment and ROU assets, net	221,037	992,199

Equipment Classified as Held for Sale
Equipment Classified as Held for Sale
As of June 30, 2026, the Company classified lab equipment as held for sale in accordance with ASC 360, Property, Plant, and Equipment. Management committed to a plan to sell the equipment, and the equipment is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. The Company expects the sale to be completed December 31, 2026.
The equipment had a carrying amount of $209,225 at the date it was classified as held for sale. The Company measured the equipment at the lower of its carrying amount or fair value less cost to sell. As of June 30, 2026, the estimated fair value less cost to sell was $20,000. The Company recognized an impairment loss of $189,225 during the year ended June 30, 2026, which is included in Operating Expenses in the Consolidated Statements of Operations.
The carrying amount of equipment classified as held for sale is presented as Held for Sale Equipment in the Balance Sheet as of June 30, 2026. Depreciation ceased when the equipment met the criteria to be classified as held for sale.

Intangible Assets, Net
Intangible Assets, Net
Intangible assets are comprised of acquired intellectual property, which consists of certain patents and technical know-how. The intellectual property is recorded at cost and is amortized on a straight-line basis over an estimated useful life of 18 years net of any accumulated impairment losses.
During the year ended June 30, 2026, the Company recorded an impairment charge of $579,093 and $878,833 related to the intangible asset purchased in the acquisitions of Biogen Sciences Inc. and BayMedica Inc., respectively. This charge related to an intangible asset associated with the INM Pharma segment. The impairment charge is included in operating expenses in the Company’s Consolidated Statement of Operations for the year ended June 30, 2026.
The impairment charge reduced the carrying amount of the related intangible asset to its estimated recoverable amount as of June 30, 2026. The Company recognized the impairment based on management’s assessment that the carrying amount of the intangible asset was not fully recoverable. The assessment considered information available as of the impairment measurement date, including
The impairment charge of $1,457,926 is attributable to the INM Pharma segment and is presented within segment disclosure (See Note 10).

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset or assets. If carrying value exceeds the sum of undiscounted cash flows, the Company then determines the fair value of the underlying asset. Any impairment to be recognized is measured as the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group. Assets classified as held for sale are reported at the lower of the carrying amount or fair value, less costs to sell.
During the year ended June 30, 2026, the Company recorded an impairment of fixed asset charge of $189,225 and loss on disposal of fixed assets charge of $7,136 related to the held for sale equipment.

Fair Value Measurements
Fair Value Measurements
Financial Assets
Financial assets are initially recognized at fair value, plus transaction costs that are directly attributable to their acquisition or issue and subsequently carried at amortized cost, using the effective interest rate method, less any impairment losses. No financial assets are or elected to be carried at fair value through profit or loss or where changes in fair value are recognized in the consolidated statements of operations and comprehensive loss in other comprehensive loss.
Short-term investments are subsequently recorded at cost plus accrued interest, which approximates fair value due to short-term nature. Accounts receivable are reported at outstanding amounts, net of credit losses.
Financial Liabilities
To determine the fair value of financial instruments, the Company uses the fair value hierarchy for inputs used to measure fair value of financial assets and liabilities. This hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels: Level 1 (highest priority), Level 2, and Level 3 (lowest priority).

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 —
Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available. Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The carrying value of cash and cash equivalents, short-term investments, and accounts payable and accrued liabilities, approximate their carrying values as at June 30, 2026 and 2025 due to their immediate or short-term maturities.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At June 30, 2026, and June 30, 2025, the Company had a full valuation allowance against its deferred tax assets.
Per FASB ASC
740-10,
disclosure is not required of an uncertain tax position unless it is considered probable that a claim will be asserted and there is a more-likely-than-not
possibility that the outcome will be unfavorable. Using this guidance, as of June 30, 2026, and 2025, the Company has no uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company’s 2026, 2025, 2024, and 2023 United States and Canadian tax returns remain subject to examination by their respective taxing authorities. None of the Company’s tax returns are currently under examination.

Earnings (Loss) Per Share
Earnings (Loss) Per Share
Basic earnings (loss) per common share (“EPS”) is computed by dividing the net income or loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant period. As of June 30, 2026 and 2025, the Company has nil and 1,952,363 respectively, pre-funded warrants included in the basic earnings (loss) per share. Diluted earnings (loss) per common share (“Diluted EPS”) is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted. If the conversion of outstanding stock options and warrants into common share is anti-dilutive, then diluted EPS is not presented separately from EPS.
The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	Year ended June 30,
	2026	2025
Options	167,021	61,410
Warrants	581,512	2,588,847

	748,533	2,650,257

Share-based Payments
Share-based Payments
The Company follows the requirements of FASB ASC 718-10-10, Share-Based Payments with regards to stock-based compensation issued to employees and non-employees. The Company has agreements and arrangements that call for stock to be awarded to the employees and consultants at various times as compensation and periodic bonuses. The expense for this stock-based compensation is equal to the fair value of the stock price on the day the stock was awarded multiplied by the number of shares awarded. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.
The valuation methodology used to determine the fair value of the options issued during the period is the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including the volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options. Risk-free interest rates are calculated based on continuously compounded risk-free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common Stock and does not intend to pay dividends on its Common Stock in the foreseeable future. The expected forfeiture rate is estimated based on management’s best assessment.

Estimated volatility is a measure of the amount by which InMed’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the expected life of the awards.

Research and Development Costs
Research and Development Costs
The Company conducts research and development programs and incurs costs related to these activities, including research and development personnel compensation, services provided by contract research organizations and lab supplies. Research and development costs are expensed in the periods in which they are incurred.

Patents and Intellectual Property Costs
Patents and Intellectual Property Costs
The costs of filing for patents and of prosecuting and maintaining intellectual property rights are expensed as incurred due to the uncertainty surrounding the drug development process and the uncertainty of future benefits. Patents and intellectual property acquired from third parties for approved products or where there are alternative future uses are capitalized and amortized over the remaining life of the patent.

Segment reporting
Segment reporting
Following the classification of the Commercial segment as discontinued operations, the Company has one reportable segment that constitutes consolidated results consisting of its operations. Unless otherwise noted, all activities and amounts reported in the following notes relate to the continuing operations of the Company and exclude activities and amounts related to discontinued operations. See notes 3 and 10 of the consolidated financial statements for a discussion of discontinued operations and the Company’s operating segment.
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the Chief Executive Officer and the senior management team (CODM), in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment, the InMed Pharmaceuticals (“INM Pharma”) segment.

Statement of Cash Flows
Statement of Cash Flows
Cash flows related to discontinued operations are classified within operating, investing, and financing activities in the consolidated statement of cash flows based on the nature of the underlying cash flows. For periods in which discontinued operations are presented, the Company discloses the total operating and investing cash flows of the discontinued operation in accordance with ASC 205-20-50-5B(c). Additional information relating todiscontinued operations is included in Note 3.

Leases
Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The lease liability is initially measured as the present value of future lease payments excluding payments made at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The lease liability is measured at amortized cost using the effective interest method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is re-measured
in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to nil.
The Company has lease arrangements that include both lease and non-lease
components. The Company accounts for each separate lease component and its associated non-lease
components as a single lease component for all of its asset classes.
The Company has elected to apply the practical expedient to exclude initial direct costs such as annual operating costs from the measurement of the right-of-use
asset at the date of initial application. The Company has elected to apply the practical expedient not to recognize right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The lease payments associated with these leases is recognized as an expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company has reviewed recent accounting pronouncements and concluded that they are either not applicable to the Company or that there was no material impact or no material impact is expected in these consolidated financial statements as a result of future adoption.
In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which clarifies various topics in the Accounting Standards Codification to improve consistency and address technical corrections. Key improvements include clarifying the calculation of diluted earnings per share (EPS) when a loss from continuing operations exists. The amendments in this update are effective for the Company beginning January 1, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow Scope Improvements. This update clarifies the applicability of interim reporting guidance and the form and content of interim financial statements. It also establishes a disclosure principle requiring an entity to disclose material events and changes occurring since the end of the last annual reporting period. ASU 2025-11 is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual periods beginning after December 15, 2025 and interim periods within those annual reporting periods and should be applied prospectively, with early adoption permitted. The Company is assessing the impact of adopting this standard.
In November 2024, the FASB issued ASU 2024-03, Income Statement Reporting Comprehensive Income — Expense Disaggregation Disclosures, which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU should be applied on a prospective basis, with retrospective application permitted. The amendments in this update are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the future effect the adoption of this ASU will have on our consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories meeting a quantitative threshold within the income tax rate reconciliation, as well as disaggregation of income taxes paid by jurisdiction. This ASU, which can be applied either prospectively or retrospectively, is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company has adopted this accounting pronouncement on a prospective basis.